VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000’s)	Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.5%
Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	$210	$233,054
UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	220	252,683
UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	280	304,073
Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	260	304,738
		1,094,548
Arizona: 1.4%
City of Phoenix Civic Improvement Corp., Series A (RB) 5.00%, 07/01/29 (c)	1,000	1,196,130
City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	215	238,251
City of Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series A (RB) 4.00%, 07/01/30 (c)	325	371,133
Glendale, Industrial Development Authority, Sun Health Services, Series A (RB) 5.00%, 11/15/26 (c)	625	704,788
Industrial Development Authority of the County of Pima/The (RB) 4.00%, 04/01/31 (c)	750	848,246
		3,358,548
Arkansas: 0.0%
City of Rogers, Sales and Use Tax, Series B (RB) 3.25%, 11/01/26 (c)	75	77,561
California: 15.9%
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	995	1,166,080
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series F (RB) 5.00%, 05/01/29 (c)	500	596,798
Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	315	167,563
	Par (000’s)	Value
California (continued)
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/30 (c)	$1,350	$1,502,473
California Health Facilities Financing Authority (RB) 4.00%, 06/01/30 (c)	750	825,500
California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/26 (c)	750	859,658
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB)
3.00%, 10/01/26 (c)	570	572,077
3.00%, 10/01/26 (c)	680	693,708
California Health Facilities Financing Authority, Series A (RB)
4.00%, 11/15/27 (c)	230	251,581
4.00%, 03/01/26 (c)	320	344,267
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	160	174,064
California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB) 4.00%, 06/01/27 (c)	200	220,708
California State Educational Facilities Authority, Stanford University, Series V-1 (RB) (BAM) 5.00%, 05/01/49	250	364,960
California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 5.00%, 03/01/28 (c)	330	388,488
California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	200	204,451
Cerritos Community College District (GO) 2.38%, 08/01/31 (c)	500	468,702
Chaffey Joint Union High School District, Series C (GO) 5.25%, 02/01/27 (c)	500	585,382
City of Los Angeles Department of Airports (RB) 4.00%, 05/15/30 (c)	750	848,723

1

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
California (continued)
Department of Veterans Affairs of the State of California, Series A (RB) 2.30%, 06/01/29 (c)	$300	$296,868
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program (RB) 3.00%, 06/01/29 (c)	440	460,642
El Dorado Irrigation District (CP) (AGM) 4.00%, 03/01/30 (c)	690	773,592
Foothill-De Anza Community College District (GO) 3.00%, 08/01/31 (c)	800	862,717
Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	130	142,321
Glendale Community College District, Series B (GO) 3.00%, 08/01/29 (c)	325	335,252
Grossmont Union High School District, Series B (GO) 3.00%, 08/01/26 (c)	105	108,138
Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	185	206,019
Irvine Unified School District Community Facilities District No. 09-1, Series A (ST) (BAM) 4.00%, 09/01/29 (c)	140	158,445
Livermore Valley Joint Unified School District (GO) 3.00%, 08/01/26 (c)	215	221,128
Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	440	532,933
Los Angeles Department of Water & Power (RB) 5.00%, 07/01/31 (c)	500	633,233
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 01/01/27 (c)	500	580,352
5.00%, 01/01/28 (c)	250	296,118
5.00%, 01/01/29 (c)	775	932,920
5.00%, 07/01/30 (c)	800	991,393
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	275	322,926
Metropolitan Water District of Southern California (RB) 5.00%, 04/01/31 (c)	1,200	1,521,999
Metropolitan Water District of Southern California, Series A (RB) 5.00%, 01/01/29 (c)	500	612,831
	Par (000’s)	Value
California (continued)
Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	$530	$592,179
Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	100	105,797
Norman Y Mineta San Jose International Airport SJC (RB) 5.00%, 03/01/27 (c)	500	582,465
Oxnard School District, Series A (GO) (BAM) 4.00%, 08/01/27 (c)	380	416,636
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/30 (c)	325	398,918
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB) 3.00%, 11/01/30 (c)	500	519,312
Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	570	650,367
Sacramento City Unified School District/CA (GO) (AGM) 4.00%, 08/01/30 (c)	500	560,499
Sacramento Municipal Utility District, Series H (RB) 4.00%, 08/15/30 (c)	250	288,653
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	750	896,397
San Diego Unified School District, Series I (GO)
3.12%, 07/01/27 (c)	240	251,067
4.00%, 07/01/27 (c)	595	662,424
San Francisco Bay Area Rapid Transit District (GO) 3.00%, 08/01/29 (c)	600	615,169
San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/29 (c)	610	685,652
San Francisco City & County Airport Comm-San Francisco International Airport (RB) 5.00%, 05/01/27 (c)	700	817,570
San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	150	164,409
San Jose Evergreen Community College District (GO) 3.00%, 09/01/28 (c)	825	868,406

2

	Par (000’s)	Value
California (continued)
Santa Clara Unified School District (GO) 4.00%, 07/01/26 (c)	$310	$342,159
Santa Clara Unified School District, Series A (GO) 4.00%, 08/01/28 (c)	1,000	1,121,319
Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	250	300,425
Saugus Union School District School Facilities Improvement District No.1, Series C (GO) 2.38%, 08/01/30 (c)	1,000	940,622
State of California Various Purpose Bonds (GO) 3.00%, 12/01/30 (c)	400	414,881
State of California, Various Purpose (GO)
3.00%, 10/01/29 (c)	500	515,342
4.00%, 10/01/29 (c)	110	125,677
5.00%, 10/01/28 (c)	935	1,113,693
5.00%, 11/01/27 (c)	515	606,854
Trustees of the California State University, Series A (RB) 5.00%, 05/01/27 (c)	335	390,485
University of California, Series BE (RB) 4.00%, 05/15/30 (c)	1,000	1,146,326
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,000	1,189,289
West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	250	284,651
		37,792,653
Colorado: 2.9%
Board of Governors of Colorado State University System (RB) 4.00%, 03/01/28 (c)	550	607,193
City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	230	256,219
City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	285	306,169
City and County of Denver, Water Commissioners, Series A (RB) 2.00%, 12/15/31 (c)	850	738,185
City of Loveland, Electric and Communications Enterprise, Series A (RB) 5.00%, 12/01/28 (c)	750	895,080
	Par (000’s)	Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority, University of Denver Project, Series A (RB) 5.00%, 03/01/27 (c)	$155	$181,698
Colorado Health Facilities Authority, Adventist Health System Series A (RB) 4.00%, 05/15/28 (c)	320	353,446
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/29 (c)	500	509,473
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/29 (c)	500	601,575
Colorado High Performance Transportation Enterprise (RB)
5.00%, 12/31/24 (c)	250	277,098
5.00%, 12/31/24 (c)	250	276,719
Denver Health and Hospital Authority, Series A (RB) 4.00%, 12/01/29 (c)	160	179,276
Regional Transportation District, Fastracks Project, Series B (RB) 2.00%, 05/01/31 (c)	850	752,126
Weld County School District No 6 Greeley (GO) (SAW) 4.00%, 06/01/31 (c)	800	928,404
		6,862,661
Connecticut: 0.3%
Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	10	10,316
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issue, Series K (RB) 4.00%, 07/01/30 (c)	300	332,346
University of Connecticut, Series A (RB) 5.00%, 02/15/30 (c)	250	304,209
		646,871
Delaware: 0.2%
County of New Castle (GO) 4.00%, 04/01/27 (c)	150	162,728
Delaware State Health Facilities Authority (RB) 4.00%, 10/01/29 (c)	280	313,969
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	115	125,607
		602,304

3

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
District of Columbia: 1.6%
District of Columbia (GO) 4.00%, 02/01/31 (c)	$500	$582,156
District of Columbia, Series A (GO)
4.00%, 04/15/29 (c)	100	114,102
4.00%, 04/15/29 (c)	500	566,043
District of Columbia, Series A (RB)
2.62%, 03/01/30 (c)	575	570,872
3.00%, 03/01/30 (c)	275	292,073
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien, Series B (RB) 5.00%, 04/01/28 (c)	750	895,834
Washington Metropolitan Area Transit Authority (RB) 3.00%, 07/15/31 (c)	750	775,181
		3,796,261
Florida: 5.0%
Central Florida Expressway Authority (RB) (BAM) 4.00%, 07/01/27 (c)	345	380,531
City of Jacksonville, Health Care Facililities, Brooks Rehabilitation (RB) 5.00%, 11/01/29 (c)	500	593,127
City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	250	299,543
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) 3.25%, 07/01/26 (c)	200	207,956
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) (BAM) 3.00%, 07/01/26 (c)	180	187,269
City Of South Miami Health Facilities Authority, Inc. (RB)
5.00%, 08/15/27 (c)	255	299,192
5.00%, 08/15/27 (c)	275	319,816
City of Tampa, Central and Lower Basin Stormwater Improvements (SA) 5.25%, 05/01/28 (c)	275	335,409
Collier County Water and Sewer District (RB) 3.00%, 07/01/29 (c)	900	953,698
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/29 (c)	500	600,874
County of Broward, Half-Cent Sales Tax (RB) 4.00%, 10/01/30 (c)	275	319,759
	Par (000’s)	Value
Florida (continued)
County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	$210	$230,277
County of Miami-Dade, Water and Sewer System, Series B (RB)
3.00%, 10/01/29 (c)	310	324,133
3.12%, 10/01/27 (c)	140	148,811
4.00%, 10/01/27 (c)	360	404,767
Florida Department of Management Services (CP) 2.00%, 11/01/31 (c)	500	441,353
Florida Housing Finance Corp., Series 1 (RB) 3.20%, 07/01/28 (c)	60	61,506
Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	125	144,718
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A (RB) 3.50%, 02/01/31 (c)	1,000	1,044,705
Hillsborough County, Florida Capital Improvement Non-Ad Valorem (RB) 2.25%, 02/01/31 (c)	500	440,125
Orlando Utilities Commission, Series A (RB) 2.38%, 04/01/31 (c)	750	696,177
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 11/15/26 (c)	330	338,203
School District of Broward County (GO) 5.00%, 07/01/28 (c)	300	358,334
School District of Broward County/FL (GO) 5.00%, 07/01/31 (c)	665	833,697
South Broward Hospital District (RB) 3.00%, 05/01/31 (c)	750	745,010
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AGM) 3.00%, 06/01/29 (c)	145	158,192
State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 3.00%, 06/01/29 (c)	500	544,406
State of Florida, Department of Transportation, Series B (RB) 2.00%, 07/01/30 (c)	500	439,880
		11,851,468

4

	Par (000’s)	Value
Georgia: 2.1%
Burke County Development Authority, Series D (RB) 4.12%, 02/01/28 (c)	$260	$287,256
County of Fulton, Georgia Water and Sewerage, Series A (RB)
2.25%, 01/01/30 (c)	500	462,167
2.38%, 01/01/30 (c)	900	837,662
Dahlonega Downtown Development Authority (RB) 3.12%, 07/01/23 (c)	90	91,354
Dalton-Whitfield County Joint Development Authority (RB) (AGC) 4.00%, 02/15/28 (c)	185	203,951
Development Authority of Rockdale County, Piedmont Healthcare, Inc. Project, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	270	297,441
Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) (AGM) 3.35%, 06/01/28 (c)	165	171,728
Georgia Housing and Finance Authority, Single Family Mortgage, Series B (RB) 3.55%, 12/01/26 (c)	150	155,416
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
3.35%, 12/01/25 (c)	230	236,512
3.35%, 12/01/25 (c)	215	221,088
Georgia State Road & Tollway Authority (RB) 3.00%, 07/15/31 (c)	500	517,376
Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	335	408,407
Metropolitan Atlanta Rapid Transit Authority Sales Tax, Series A (RB) 3.00%, 07/01/30 (c)	1,000	1,026,584
		4,916,942
Hawaii: 0.5%
City and County of Honolulu, Series C (GO)
4.00%, 08/01/29 (c)	750	856,923
5.00%, 08/01/29 (c)	200	245,229
		1,102,152
Idaho: 0.2%
Idaho Health Facilities Authority (RB) 5.00%, 12/01/27 (c)	500	579,633
Illinois: 3.1%
Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	100	116,686
	Par (000’s)	Value
Illinois (continued)
Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	$250	$283,251
Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	890	977,760
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/27 (c)	150	173,942
Chicago O’Hare International Airport, Series D (RB)
5.00%, 01/01/27 (c)	265	306,389
5.00%, 01/01/27 (c)	150	173,230
Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	250	288,717
Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	220	251,104
City of Chicago IL (GO) 4.00%, 01/01/32 (c)	1,064	1,157,052
County of Cook (RB) 4.00%, 11/15/27 (c)	160	175,104
Illinois Finance Authority (RB) (AGM) 5.00%, 07/01/29 (c)	330	405,659
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB) 4.00%, 08/15/30 (c)	500	572,267
State of Illinois (GO) (AGC) 5.75%, 05/01/30 (c)	750	917,996
State of Illinois, Series A (GO)
4.00%, 03/01/31 (c)	500	545,264
5.00%, 05/01/28 (c)	630	722,473
5.00%, 05/01/28 (c)	250	287,013
		7,353,907
Indiana: 0.9%
Indiana Finance Authority (RB)
4.00%, 10/01/31 (c)	500	571,254
5.00%, 10/01/31 (c)	300	380,579
Indianapolis Local Public Improvement Bond Bank (RB) 5.00%, 02/01/29 (c)	1,000	1,173,509
		2,125,342
Iowa: 0.3%
Iowa Higher Education Loan Authority (RB)
5.00%, 12/01/26 (c)	250	288,843
5.00%, 12/01/26 (c)	300	346,159
		635,002
Kansas: 0.2%
Lyon County Unified School District No. 253 (GO) 3.00%, 09/01/27 (c)	270	280,994

5

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Kansas (continued)
Sedgwick County Unified School District No. 260, Series B (GO) 4.00%, 10/01/26 (c)	$150	$163,797
		444,791
Kentucky: 0.9%
Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	920	989,952
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 4.00%, 12/01/27 (c)	750	841,617
Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB) 3.25%, 11/15/26 (c)	235	246,705
		2,078,274
Louisiana: 1.2%
City of New Orleans LA (GO)
5.00%, 12/01/30 (c)	320	393,020
5.00%, 12/01/30 (c)	450	560,483
Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	230	251,310
Louisiana Public Facilities Authority Hospital, Children’s Medical Center, Series A (RB) (AGM) 3.00%, 06/01/30 (c)	500	515,442
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 4.00%, 05/15/27 (c)	230	250,166
New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	240	277,310
State of Louisiana, Series A (GO) 5.00%, 03/01/29 (c)	500	606,069
		2,853,800
Maryland: 1.5%
City of Baltimore, Water Projects, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	225	253,279
County of Baltimore (GO) 4.00%, 03/01/28 (c)	250	282,061
Maryland Community Development Administration (RB) (AGM) 1.95%, 03/01/30 (c)	310	279,746
	Par (000’s)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority (RB)
3.00%, 07/01/31 (c)	$500	$509,514
4.00%, 01/01/32 (c)	500	556,509
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue, Series A (RB) 4.00%, 05/15/27 (c)	260	281,312
Maryland Health and Higher Educational Facilities Authority, Univeristy of Maryland Medical System Issue, Series D (RB) 4.00%, 01/01/28 (c)	150	163,247
Maryland Stadium Authority Built to Learn Revenue (RB) 2.75%, 06/01/31 (c)	850	792,441
Prince George’s County, Regional Medical Center (CP) 3.25%, 10/01/27 (c)	100	105,041
Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	270	297,515
		3,520,665
Massachusetts: 3.1%
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	315	378,398
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/28 (c)	200	238,098
5.00%, 01/01/28 (c)	1,000	1,188,824
5.00%, 04/01/27 (c)	275	323,305
Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/30 (c)	360	370,707
Commonwealth of Massachusetts, Series E (GO)
3.00%, 04/01/25 (c)	120	122,289
4.00%, 04/01/25 (c)	440	476,434
Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	230	256,807
Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	100	117,905
Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	250	268,929

6

	Par (000’s)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 4.00%, 10/01/27 (c)	$250	$277,940
Massachusetts Port Authority (RB) (SBG) 5.00%, 07/01/29 (c)	305	371,506
Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) 5.00%, 02/15/26 (c)	850	975,206
The Commonwealth of Massachusetts Transportation Fund, Series A (RB) 3.00%, 06/01/30 (c)	800	822,285
The Commonwealth of Massachusetts, Series B (GO) 2.12%, 04/01/31 (c)	1,300	1,104,156
		7,292,789
Michigan: 2.4%
Bloomfield Hills School District (GO) 4.00%, 05/01/30 (c)	700	798,779
Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	390	440,445
Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	320	362,696
Michigan Finance Authority Hospital (RB) 5.00%, 12/01/27 (c)	500	582,620
Michigan Finance Authority, Henry Ford Health System (RB) 4.00%, 11/15/26 (c)	225	242,474
Michigan Finance Authority, Henry Ford Health System, Series A (RB)
4.00%, 11/02/29 (c)	250	274,872
5.00%, 11/02/29 (c)	135	161,163
Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/27 (c)	150	164,489
Michigan State Housing Development Authority, Series A-1 (RB) 3.35%, 10/01/28 (c)	500	515,177
Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 4.00%, 03/01/22 (c)	165	165,490
	Par (000’s)	Value
Michigan (continued)
Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
2.95%, 12/01/28 (c)	$425	$434,358
3.50%, 06/01/26 (c)	100	102,077
Muskegon Public Schools/MI (GO) 5.00%, 05/01/31 (c)	305	377,152
Saginaw City School District (GO) 4.00%, 05/01/31 (c)	750	837,407
Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	190	224,588
		5,683,787
Minnesota: 0.8%
Minnesota Housing Finance Agency Residential Housing, Series B (RB) 2.50%, 07/01/30 (c)	540	494,107
Minnesota Housing Finance Agency Residential Housing, Series I (RB)
2.15%, 01/01/30 (c)	925	852,827
3.00%, 01/01/30 (c)	495	517,646
		1,864,580
Missouri: 0.8%
Health and Educational Facilities Authority, Saint Louis University (RB) 5.00%, 04/01/29 (c)	100	119,054
Missouri State Health and Educational Facilities Authority, Lutheran Senior Services Project, Series A (RB) 5.00%, 02/01/24 (c)	250	273,177
Missouri State Health and Educational Facilities Authority, Mercy Health (RB) 3.00%, 06/01/30 (c)	600	602,579
Missouri State Health and Educational Facilities Authority, Saint Luke’s Health System (RB) 3.00%, 11/15/30 (c)	750	754,297
Missouri State Housing Development Commission Single Family Mortgage, First Place Homeownership Loan, Series C (RB) 3.05%, 05/01/29 (c)	220	224,187
		1,973,294
Nebraska: 0.2%
Douglas County School District No. 0001 (GO) 2.00%, 03/30/31 (c)	500	430,208

7

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Nevada: 1.2%
City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	$390	$449,921
City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/30 (c)	675	768,370
Clark County, Limited Tax, Series A (GO) 5.00%, 06/01/28 (c)	485	570,800
Clark County, Limited Tax, Series C (GO) 3.00%, 07/01/29 (c)	280	291,426
County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	250	301,715
Las Vegas Convention and Visitors Authority, Series B (RB) (NATL) 5.00%, 07/01/28 (c)	275	322,670
Washoe County School District, Series C (GO) (AGM) 3.12%, 10/01/27 (c)	100	105,468
		2,810,370
New Hampshire: 0.5%
National Finance Authority, Springpoints Living Project (RB) 4.00%, 01/01/26 (c)	500	535,152
New Hampshire Business Finance Authority (RB) (AGM) 3.00%, 08/15/31 (c)	500	501,283
New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	265	293,288
		1,329,723
New Jersey: 2.9%
Clifton Board Of Education (GO) (AGM SCH BD RES FD) 2.00%, 08/15/28 (c)	500	433,033
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series C (RB)
2.00%, 03/01/31 (c)	500	450,975
2.00%, 03/01/31 (c)	500	457,801
New Jersey Health Care Facilities Financing Authority (RB)
2.50%, 07/01/31 (c)	490	432,040
4.00%, 07/01/31 (c)	555	640,107
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/26 (c)	55	62,967
	Par (000’s)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Series A (RB) (BAM) 4.25%, 12/15/28 (c)	$790	$879,101
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.50%, 12/15/28 (c)	910	1,016,198
5.00%, 12/15/30 (c)	250	295,409
5.00%, 12/15/30 (c)	250	299,778
New Jersey Transportation Trust Fund Authority, Series BB (RB) 3.50%, 12/15/28 (c)	365	376,764
New Jersey Turnpike Authority, Series A (RB) 4.00%, 01/01/29 (c)	380	423,654
New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	100	118,065
New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	210	233,722
State of New Jersey, Various Purposes (GO) 5.00%, 12/01/27 (c)	400	468,223
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	205	230,231
		6,818,068
New Mexico: 0.3%
New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 08/01/29 (c)	250	278,940
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series C (RB) 3.60%, 07/01/28 (c)	195	204,683
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series F (RB) 3.05%, 01/01/29 (c)	340	347,455
		831,078
New York: 20.4%
Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,000	1,148,270
City of New York, Series C (GO) 5.00%, 08/01/30 (c)	500	607,768
City of New York, Series D-1 (GO)
4.00%, 12/01/28 (c)	470	522,518
5.00%, 12/01/28 (c)	100	121,512

8

	Par (000’s)	Value
New York (continued)
City of New York, Subseries B-1 (GO)
3.00%, 10/01/29 (c)	$110	$112,806
5.00%, 10/01/29 (c)	250	302,307
City of New York, Subseries D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,000	1,204,012
County of Monroe, Industrial Development Corp., University of Rochester Project, Series A (RB) 4.00%, 07/01/30 (c)	900	997,868
Dormitory Authority of the State of New York University, Series A (RB) 5.00%, 07/01/29 (c)	350	434,651
Dormitory Authority of the State of New York, A (RB) 5.00%, 03/15/27 (c)	380	440,709
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	255	291,934
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/27 (c)	645	739,324
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	330	343,285
Long Island Power Authority, Electric System (RB) 5.00%, 09/01/27 (c)	300	349,880
Metropolitan Transportation Authority (RB) 4.00%, 05/15/28 (c)	250	265,689
Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/28 (c)	715	840,541
Metropolitan Transportation Authority, Series A-1 (RB) 4.00%, 05/15/27 (c)	400	426,846
Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/27 (c)	350	410,853
Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/29 (c)	550	648,281
Metropolitan Transportation Authority, Series C (RB) (AGM) 4.00%, 11/15/29 (c)	1,000	1,105,564
Metropolitan Transportation Authority, Series C-1 (RB) 4.00%, 05/15/28 (c)	715	770,113
Metropolitan Transportation Authority, Series D (RB) 4.00%, 05/15/28 (c)	1,245	1,331,875
	Par (000’s)	Value
New York (continued)
New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/29 (c)	$500	$569,067
New York City Housing Development Corp. (RB)
2.25%, 05/01/29 (c)	800	734,913
2.35%, 02/01/29 (c)	525	504,178
New York City Housing Development Corp., Multi-Family Housing, Series A-1 (RB) 3.00%, 05/01/28 (c)	275	276,067
New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB) 3.00%, 03/01/27 (c)	500	510,753
New York City Housing Development Corp., Multi-Family Housing, Series J (RB) 3.05%, 09/01/27 (c)	565	573,229
New York City Housing Development Corp., Sustainable Development Bonds, Series C (RB) 2.75%, 02/01/29 (c)	1,000	947,487
New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB) 3.75%, 11/01/25 (c)	250	261,277
New York City Housing Development Corporation Multi-Family Housing, Series I-1 (RB) 2.80%, 02/01/29 (c)	455	426,170
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 4.00%, 06/15/27 (c)	175	194,334
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW) 3.00%, 07/15/29 (c)	350	351,713
New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 2.25%, 02/01/31 (c)	650	558,788
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
5.00%, 05/01/26 (c)	225	255,733
5.00%, 08/01/28 (c)	260	311,926

9

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB) 5.00%, 08/01/27 (c)	$200	$234,131
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	510	596,450
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 08/01/27 (c)	400	440,967
5.00%, 08/01/26 (c)	115	131,498
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 11/01/30 (c)	1,775	2,025,045
4.00%, 11/01/30 (c)	500	569,604
4.00%, 05/01/29 (c)	1,120	1,254,645
4.00%, 05/01/29 (c)	250	282,207
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	420	486,588
New York City Water & Sewer System (RB) 5.00%, 06/15/28 (c)	250	300,285
New York City Water & Sewer System, Series BB Subseries BB-1 (RB) 4.00%, 12/15/30 (c)	640	718,352
New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	200	244,805
New York City Water and Sewer System, Series AA-1 (RB) 3.00%, 12/15/30 (c)	350	355,313
New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 12/15/30 (c)	660	684,018
New York City Water and Sewer System, Series EE (RB) (AGC) 5.00%, 06/15/29 (c)	300	363,231
New York Convention Center Development Corp., Series A (RB)
0.00%, 11/15/47 ^	230	98,015
0.00%, 11/15/54 ^	170	56,266
New York Liberty Development Corp. (RB) 3.00%, 11/15/31 (c)	1,000	980,004
New York State Dormitory Authority (RB) 4.00%, 07/01/31 (c)	550	618,835
	Par (000’s)	Value
New York (continued)
New York State Dormitory Authority (RB) (BAM) 5.00%, 08/15/26 (c)	$250	$284,835
New York State Dormitory Authority (RB) (FHA) 5.00%, 10/01/48	700	1,021,724
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 03/15/29 (c)	285	345,318
New York State Dormitory Authority, New York Columbia University, Series A (RB) 5.00%, 10/01/47	250	363,312
New York State Dormitory Authority, New York University, Series A (RB)
5.00%, 07/01/28 (c)	400	483,968
5.00%, 07/01/28 (c)	235	284,701
New York State Dormitory Authority, Rochester Institute of Technology, Series A (RB) 5.00%, 07/01/29 (c)	250	299,791
New York State Dormitory Authority, Series A (RB) 3.00%, 09/15/30 (c)	500	509,287
New York State Dormitory Authority, State Sales Tax, Series A (RB)
4.00%, 03/15/27 (c)	800	871,141
4.00%, 03/15/27 (c)	250	272,612
5.00%, 03/15/27 (c)	150	173,327
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 09/15/28 (c)	1,000	1,194,726
New York State Dormitory Authority, The New School, Series A (RB)
4.00%, 01/01/27 (c)	225	246,211
5.00%, 01/01/27 (c)	420	482,102
New York State Housing Finance Agency (RB) 2.50%, 05/01/30 (c)	1,250	1,218,981
New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	225	237,981
New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	195	203,658
New York State Power Authority (RB) 4.00%, 05/15/30 (c)	500	560,365
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	500	560,828

10

	Par (000’s)	Value
New York (continued)
New York State Urban Development Corp. (RB)
3.00%, 09/15/30 (c)	$550	$559,651
3.00%, 09/15/31 (c)	1,000	1,002,038
New York State Urban Development Corp., State Personal Income, Series A (RB)
3.00%, 09/15/30 (c)	950	965,521
5.00%, 09/15/28 (c)	500	595,389
New York Transportation Development Corp., Terminal 4 John Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/30 (c)	925	1,014,607
State of New York Mortgage Agency Homeowner Mortgage, Series 225 (RB) (SBG) 2.55%, 10/01/29 (c)	345	314,062
State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	190	196,943
Suffolk Tobacco Asset Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	500	542,326
Triborough Bridge & Tunnel Authority (RB) 5.00%, 11/15/30 (c)	1,500	1,826,300
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A (RB) 5.00%, 11/15/30 (c)	750	910,164
Utility Debt Securitization Authority (RB) 5.00%, 12/15/27 (c)	550	649,343
		48,523,712
North Carolina: 1.3%
North Carolina Housing Finance Agency Home Ownership, Series 39-B (RB)
3.85%, 07/01/27 (c)	95	98,771
4.00%, 07/01/27 (c)	160	167,023
North Carolina Medical Care Commission, Novant Health, Series A (RB) 3.12%, 11/01/29 (c)	220	228,581
North Carolina Turnpike Authority, Triangle Expressway System (RB)
5.00%, 01/01/30 (c)	500	592,788
5.00%, 01/01/30 (c)	750	883,487
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	800	1,094,171
		3,064,821
	Par (000’s)	Value
Ohio: 2.9%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/26 (c)	$220	$246,377
City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	440	474,490
City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	100	117,527
Columbus City School District (GO) 5.00%, 12/01/26 (c)	375	428,576
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 4.00%, 02/01/28 (c)	510	556,955
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	1,000	1,436,389
County of Franklin, Trinity Health Credit Group (RB) 5.00%, 06/01/27 (c)	260	299,019
County of Ross, Adena Health System Obligated Group Project (RB) 5.00%, 12/01/29 (c)	1,000	1,186,430
Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	150	159,745
Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	250	267,755
North Royalton City School District (GO) 5.00%, 06/01/25 (c)	190	210,034
Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	350	376,533
Ohio Housing Finance Agency, Series D (RB) 3.62%, 09/01/26 (c)	110	113,753
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	500	615,541
State of Ohio (RB) (BAM) 4.00%, 01/01/29 (c)	335	374,878
		6,864,002
Oklahoma: 0.3%
Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	250	276,424

11

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Oklahoma (continued)
Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	$350	$379,414
		655,838
Oregon: 1.0%
Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	190	212,321
Multnomah County School District No. 1J, Series B (GO) (SBG)
2.00%, 06/15/30 (c)	550	493,946
3.25%, 06/15/27 (c)	295	311,888
North Clackamas School District No. 12, Series A (GO) (SBG) 0.00%, 06/15/27 (c) ^	175	90,276
Sherwood School District No. 88J, Series A (GO) (SBG) 0.00%, 06/15/28 (c) ^	510	190,964
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/29 (c)	935	985,617
		2,285,012
Pennsylvania: 4.8%
Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 06/01/28 (c)	685	818,883
Allegheny County, Series C-77 (GO) 5.00%, 11/01/28 (c)	220	264,116
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB)
4.00%, 10/01/27 (c)	180	197,985
4.00%, 09/01/30 (c)	645	725,908
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) (SBG) 4.00%, 09/01/30 (c)	210	239,611
Commonwealth of Pennsylvania, First Series (GO) 2.00%, 05/01/30 (c)	500	463,419
Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,170	1,280,862
Delaware County Authority, Commonwealth of Pennsylvania, Series A (RB)
3.75%, 04/01/27 (c)	140	151,254
5.00%, 04/01/27 (c)	170	197,379
	Par (000’s)	Value
Pennsylvania (continued)
DuBois Hospital Authority, Penn Highlands Healthcare (RB) 5.00%, 01/15/28 (c)	$280	$324,413
Geisinger Authority, Health System, Series A (RB) 5.00%, 04/01/30 (c)	1,000	1,204,413
Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	230	250,572
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	145	158,392
Pennsylvania Housing Finance Agency (RB) 2.28%, 10/01/30 (c)	500	468,958
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123 B (RB) 3.20%, 10/01/25 (c)	155	157,244
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 125 B (RB) 3.65%, 04/01/27 (c)	260	270,082
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 128 B (RB) 3.85%, 10/01/27 (c)	100	106,673
Pennsylvania Housing Finance Agency, Single-Family Mortgage (RB) 3.20%, 10/01/25 (c)	275	281,321
Pennsylvania Turnpike Commission (RB) 4.00%, 12/01/31 (c)	550	616,345
Pennsylvania Turnpike Commission, Motor License, Third Series (RB) 5.00%, 12/01/27 (c)	155	180,891
Pennsylvania Turnpike Commission, Oil Franchise Tax Senior, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	290	347,336
Pennsylvania Turnpike Commission, Series A (RB)
4.00%, 06/01/31 (c)	900	1,004,307
5.00%, 12/01/29 (c)	220	266,194
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	150	174,516
Pennsylvania Turnpike Commission, Series B-1 (RB) 5.25%, 06/01/27 (c)	700	816,552

12

	Par (000’s)	Value
Pennsylvania (continued)
Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	$305	$348,956
		11,316,582
Tennessee: 0.7%
Sullivan County (GO)
3.75%, 05/01/26 (c)	250	268,830
4.00%, 05/01/26 (c)	230	252,408
Tennessee Housing Development Agency (RB)
2.95%, 01/01/29 (c)	420	424,588
3.60%, 01/01/27 (c)	270	277,269
4.00%, 07/01/26 (c)	155	159,795
Tennessee Housing Development Agency, Series B (RB) 3.45%, 01/01/27 (c)	210	217,994
		1,600,884
Texas: 10.6%
Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	350	379,538
Arlington Higher Education Finance Corp. (RB)
3.00%, 02/15/31 (c)	1,000	1,031,303
4.00%, 08/15/29 (c)	675	755,466
Board of Regents of the University of Houston System, Series C (RB) 4.00%, 02/15/26 (c)	150	162,975
Board of Regents of the University of Texas System, A (RB)
2.25%, 08/15/31 (c)	1,400	1,237,931
3.00%, 08/15/31 (c)	525	559,158
Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	650	736,386
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB) 5.00%, 01/01/30 (c)	750	891,751
City of Arlington, Senior Lien Special Tax, Series A (ST) (AGM) 4.00%, 02/15/28 (c)	165	182,389
City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	280	324,410
City of Austin, Texas Electricity Utility System, Series A (RB)
5.00%, 11/15/29 (c)	1,375	1,672,529
5.00%, 11/15/30 (c)	500	619,988
City of Corpus Christi, Utility System (RB) (SBG) 4.00%, 07/15/30 (c)	295	337,543
City of Denton (GO) 4.00%, 02/15/27 (c)	120	130,136
	Par (000’s)	Value
Texas (continued)
City of El Paso (GO) 4.00%, 08/15/29 (c)	$950	$1,073,304
City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	220	266,387
College of the Mainland (GO) 3.75%, 08/15/28 (c)	250	271,623
Coppell Independent School District (GO) 4.00%, 08/15/28 (c)	250	278,713
County of Bexar, Combined Venue Tax (GO) 4.00%, 06/15/26 (c)	220	238,362
Crowley Independent School District (GO) 4.00%, 02/01/29 (c)	500	568,845
Cypress-Fairbanks Independent School District, Series A (GO) 2.25%, 02/15/31 (c)	600	557,150
Frisco Independent School District (GO) 4.00%, 02/15/27 (c)	460	505,068
Galena Park Independent School District (GO) 3.00%, 02/15/29 (c)	250	268,103
Grand Parkway Transportation Corp. System, First Tier Toll, Series C (RB) 4.00%, 04/01/30 (c)	770	855,619
Grand Parkway Transportation Corp. System, Subordinate Tier Toll, Series A (RB) 5.00%, 04/01/28 (c)	640	764,757
Harris County Cultural Education Facilities Finance Corp. (RB)
3.00%, 10/01/31 (c)	1,145	1,200,995
3.00%, 10/01/31 (c)	1,000	989,641
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/29 (c)	350	367,727
Klein Independent School District (GO) 4.00%, 08/01/26 (c)	200	216,718
Lamar Consolidated Independent School District (GO) 3.00%, 02/15/31 (c)	290	299,024
Leander Independent School District, Series A (GO)
0.00%, 08/16/26 (c) ^	900	429,171
0.00%, 08/16/26 (c) ^	95	41,559
North Fort Bend Water Authority, Series A (RB) 4.00%, 12/15/29 (c)	250	287,828

13

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Texas (continued)
Northside Independent School District (GO) 3.00%, 06/01/29 (c)	$745	$787,446
San Jacinto College District, Series A (GO) 5.00%, 02/15/29 (c)	500	599,082
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	250	297,541
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 4.00%, 08/15/26 (c)	220	238,311
Tarrant Regional Water District (RB)
2.00%, 03/01/30 (c)	750	647,825
2.00%, 03/01/30 (c)	750	655,111
Texas Water Development Board (RB) 5.00%, 10/15/26 (c)	485	557,482
Texas Water Development Board, Series A (RB)
3.00%, 10/15/29 (c)	500	533,832
4.00%, 04/15/28 (c)	325	364,557
5.00%, 04/15/28 (c)	840	999,403
Texas Water Development Board, Series B (RB)
5.00%, 10/15/28 (c)	110	133,634
5.00%, 10/15/28 (c)	225	269,068
West Harris County Regional Water Authority (RB) 3.00%, 12/15/29 (c)	250	256,154
West Travis County Public Utility Agency (RB) (BAM) 4.00%, 08/15/27 (c)	230	250,890
		25,092,433
Utah: 0.5%
Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	360	423,332
Utah County, IHC Health Services, Inc., Series A (RB) 5.00%, 05/15/30 (c)	250	303,273
Utah County, IHC Health Services, Inc., Series B (RB)
3.00%, 05/15/26 (c)	210	214,967
4.00%, 05/15/24 (c)	350	368,681
		1,310,253
Virginia: 2.0%
Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	250	276,904
	Par (000’s)	Value
Virginia (continued)
Hampton Roads Transportation Accountability Commission, Series A (RB)
4.00%, 07/01/30 (c)	$665	$768,132
5.00%, 07/01/30 (c)	500	606,515
Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	250	277,082
Virginia College Building Authority, Virginia Educational Facilities, Series A (RB)
3.00%, 02/01/31 (c)	1,000	1,066,752
3.00%, 02/01/31 (c)	1,000	1,068,707
Virginia Commonwealth Transportation Board (RB) (AGM) 3.25%, 05/15/28 (c)	150	162,352
Virginia Small Business Financing Authority, National senior Campuses, Inc., Series A (RB) 4.00%, 07/01/27 (c)	500	550,407
		4,776,851
Washington: 1.8%
City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	450	499,192
Energy Northwest (RB) 5.00%, 07/01/31 (c)	455	575,204
King & Snohomish Counties, Northshore School District No. 417 (GO) (SBG) 4.00%, 06/01/29 (c)	500	577,977
King County Public Hospital District No. 1, Valley Medical Center (GO) (SAW) 5.00%, 12/01/28 (c)	150	177,573
King County Public Hospital District No. 2, Evergreen Health, Series A (GO) 4.00%, 12/01/29 (c)	650	731,393
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/28 (c)	800	944,109
University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	475	528,936
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	205	219,531
Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	125	136,502
		4,390,417

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	Par (000’s)	Value
West Virginia: 0.4%
State of West Virginia, Series B (GO)
4.00%, 06/01/28 (c)	$150	$169,686
5.00%, 06/01/28 (c)	100	120,464
West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) (NATL) 4.00%, 06/01/28 (c)	700	765,690
		1,055,840
Wisconsin: 0.8%
Public Finance Authority Health Care Facilities, Series A (RB) 3.00%, 01/01/30 (c)	250	255,214
Public Finance Authority Retirement Communities, Series A (RB) 5.00%, 11/15/27 (c)	750	887,382
Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	250	289,519
Wisconsin Center District (RB) (AGM) 0.00%, 12/15/30 (c) ^	250	106,943
	Par (000’s)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	$205	$224,280
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
4.00%, 02/15/27 (c)	105	114,235
4.00%, 02/15/27 (c)	115	124,200
		2,001,773
Wyoming: 0.4%
University of Wyoming (RB) (AGM) 4.00%, 06/01/31 (c)	700	796,322
Wyoming Municipal Power Agency, Inc., Series A (RB) (BAM) 5.00%, 01/01/27 (c)	160	187,656
		983,978
Total Municipal Bonds: 98.8% (Cost: $234,963,612)		234,649,676
Other assets less liabilities: 1.2%		2,757,601
NET ASSETS: 100.0%		$237,407,277

Definitions:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond
15

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Education	8.3%	$19,413,287
Health Care	16.9	39,612,614
Housing	6.3	14,900,996
Industrial Revenue	0.6	1,292,547
Leasing	5.6	13,250,552
Local	15.8	37,140,553
Power	4.3	10,103,279
Special Tax	11.2	26,359,430
State	6.0	14,066,681
Tobacco	1.0	2,275,030
Transportation	13.9	32,634,144
Water & Sewer	10.1	23,600,563
	100.0%	$234,649,676

16